Derivative Liabilities (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Original issue discount percentage	20.00%
Principal amount	€ 4,260,131	€ 1,074,548
Ordinary shares par value per share	€ 0.01	€ 0.01
Prepayments of notes	105.00%
Conversion description	The Notes are convertible at the Holder’s election upon the closing of a Qualified IPO into Ordinary Shares of the Company at a conversion price equal to 100% of the offering price to the public in the Qualified IPO (the “Conversion Price”). The Notes become immediately due and payable upon an Event of Default (as defined in the Agreements)
Debt discount	€ 852,026	€ 214,909
Debt discount	852,026	214,909
Losses on change in fair value of derivatives	€ 1,153,895	€ 180,370
[custom:DescriptionOfConvertibleDebts]	The Company proposed and all of the Convertible Promissory Note holders agreed to extend the maturity date to March 31, 2024, in exchange for a payment, upon IPO, of 5% of the principal value of their Notes in cash. In April, all of the Convertible Promissory Note holders agree to extend the maturity date to April 30, 2024 for additional compensation of 2% of the principal value. The Convertible Promissory Notes are currently in default; however, in June 2024 the Company is seeking the Convertible Promissory Note holders’ agreement to extend the maturity date to December 31, 2024. In return, the Company will provide the Convertible Promissory Note holders with additional compensation in the amount of 5% of the principal amount outstanding, payable in ADSs issued within 7 days of the IPO. In addition, the Company, will increase the discount offered to those who convert the full principal value of their Convertible Promissory Notes into RanMarine ADSs at the IPO to a 25% discount off of the IPO price
Issuance of ordinary shares	6,552,558	6,552,558
Information about lessee's exposure arising from extension options and termination options	After the initial
Warrants [member]
IfrsStatementLineItems [Line Items]
Principal amount	€ 100,000
Issuance of ordinary shares	40,000
Information about lessee's exposure arising from extension options and termination options	Each Warrant is exercisable for a period commencing on the date the Company completes a Qualified IPO and terminating five (5) years after such date at an exercise price of €0.01 per share, subject to customary anti-dilution adjustments.
Exercise price per share	€ 0.01
Fair value of the warrants	€ 4,400,000	€ 2,500,000
Expected dividend yield	0.00%	0.00%
Expected term	5 years
Expected volatility	45.00%	37.00%
Risk free interest rate	3.80%	4.00%
Loss on fair value of warrant liability	€ 1,408,222	€ 2,635,779
Weighted scenario method [member]
IfrsStatementLineItems [Line Items]
Principal amount	4,260,131	1,074,548
Fair value of the notes upon issuance	4,562,000	1,040,009
Debt discount	€ 301,869	€ 214,909
Securities purchase agreements [member]
IfrsStatementLineItems [Line Items]
Original issue discount percentage	20.00%
Principal amount	€ 4,500,000
Ordinary shares par value per share	€ 0.01